Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of stock options plan

Grant year	Grant date	Total options granted	Number of options outstanding	Exercise price of the option (in Reais)	Fair value at grant date (in Reais)	Estimated volatility of share price	Expected dividend yield	Risk-free return rate	Average remaining maturity (in years)
2014	August 12, 2014	653,130	66,873	11.31	7.98 (a)	52.66%	3.27%	11.00%	0.5
2015	August 11, 2015	1,930,844	169,764	9.35	3.37 (b)	55.57%	5.06%	13.25%	1.5
2016	June 30, 2016	5,742,732	482,315	2.62	1.24 (c)	98.20%	6.59%	14.25%	2.4
2017	August 8, 2017	947,767	190,819	8.44	7.91 (d)	80.62%	1.17%	11.25%	3.5
2018	May 24, 2018	718,764	196,675	20.18	12.68 (e)	55.58%	0.60%	6.50%	4.3
2019	October 28, 2019	1,749,223	529,613	25.40	12.10 (f)	61.98%	3.17%	9.00%	5.8
2020	July 30, 2020	760,986	212,490	20.57	14.44 (g)	71.37%	0.92%	6.24%	6.5
2021	July 28, 2021	658,189	240,256	21.05	14.44 (g)	74.34%	0.00%	8.85%	7.5
2022	October 26, 2022	4,168,040	2,931,891	10.26	6.23(h)	75.23%	0.00%	12.76%	8.8
Total		17,329,675	5,020,696	12.38					19.36
(a)	Fair value calculated by the average between R$8.20, R$7.89 and R$7.85 for their vesting periods (2014, 2015 and 2016).
(b)	Fair value calculated by the average between R$3.61, R$3.30 and R$3.19 for their vesting periods (2015, 2016 and 2017).
(c)	Fair value was calculated by the average between R$1.29, R$1.21 and R$1.22 for their vesting periods (2016, 2017 and 2018).
(d)	Fair value calculated by the average between R$8.12, R$7.88 and R$7.72 for their vesting periods (2017, 2018 and 2019).
(e)	Fair value calculated by the average between R$13.26, R$12.67 and R$12.11 for their vesting periods (2018, 2019 and 2020).
(f)	Fair value calculated by the average between R$12.90, R$12.32 and R$11.65 for their vesting periods (2019, 2020 and 2021).
(g)	Fair value calculated by the average between R$15.39, R$14.89, R$14.31 and R$13.64 for their vesting periods (2020, 2021, 2022 and 2023).
(h)	Fair value calculated by the average between R$6.79, R$6.50, R$6.15 and R$5.74 for their vesting periods (2021, 2022, 2023 and 2024).

Schedule of stock options outstanding

	Number of stock options	Weighted average exercise price
Options outstanding on December 31, 2021	7,432,661	12.90
Options granted	4,168,040	10.26
Options exercised	(207,179)	4.52
Options canceled and adjustments in estimated prescribed rights	(3,320,757)	20.78
Outstanding options on December 31, 2022	8,072,765	13.00
Repurchased or Cancelled Options	(1,452,148)	3.97
Options exercised	(224,983)	2.79
Options canceled and adjustments in estimated prescribed rights	(1,374,938)	13.47
Outstanding options on December 31, 2023	5,020,696	12.38

Number of options exercisable on:
December 31, 2022	3,507,890	16.04
December 31, 2023	4,655,951	13.60

Schedule of stock option plan

Grant year	Approval date	Total shares granted	Total vested shares	Average price at grant date
2018	May 24, 2018	773,463	-	20.18
2020	July 30, 2020	801,311	-	20.57
2021	April 30, 2021	858,068	534,838	21.05
2022	October 26, 2022	637,830	548,207	10.26
Total	December 31, 2023	3,070,672	1,083,045

Schedule of movement in stock options outstanding

Total restricted shares
Restricted shares outstanding on December 31, 2021	1,546,250
Shares transferred (*)	(75,232)
Restricted shares cancelled and adjustments in estimated expired rights	27,039
Restricted shares granted	637,830
Restricted shares outstanding on December 31, 2022	2,135,887
Shares transferred	(950,941)
Restricted shares cancelled and adjustments in estimated expired rights	(101,901)
Restricted shares outstanding on December 31, 2023	1,083,045